UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010



[LOGO OF USAA]
   USAA(R)

                                    [GRAPHIC OF USAA VIRGINIA BOND FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA VIRGINIA BOND FUND
       FUND SHARES  o  ADVISER SHARES
       SEPTEMBER 30, 2010

 ===============================================

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

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FUND OBJECTIVE

HIGH LEVEL OF CURRENT INTEREST INCOME THAT IS EXEMPT FROM FEDERAL AND VIRGINIA STATE INCOME TAXES.

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TYPES OF INVESTMENTS

Invests primarily in long-term investment-grade Virginia tax-exempt securities. The Fund's dollar-weighted average portfolio maturity is not restricted, but is expected to be greater than 10 years.

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

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                           2

MANAGER'S COMMENTARY                                                          4

FUND RECOGNITION                                                              8

INVESTMENT OVERVIEW                                                           9

FINANCIAL INFORMATION

    Portfolio of Investments                                                 19

    Notes to Portfolio of Investments                                        25

    Financial Statements                                                     27

    Notes to Financial Statements                                            30

EXPENSE EXAMPLE                                                              43

ADVISORY AGREEMENT                                                           45

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All Rights Reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."

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NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA VIRGINIA BOND FUND

================================================================================

bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Daniel S. McNamara

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

JOHN BONNELL, CFA                                        [PHOTO OF JOHN BONNELL]
USAA Investment Management Company

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o   HOW DID THE USAA VIRGINIA BOND FUND (THE FUND SHARES) PERFORM FROM APRIL 1,
    2010, TO SEPTEMBER 30, 2010?

    The Fund Shares provided a total return of 4.36% versus an average of 4.35% for the 30 funds in the Lipper Virginia Municipal Debt Funds Average. This compares to a 4.57% return for the Lipper Virginia Municipal Debt Funds Index and a 5.51% return for the Barclays Capital Municipal Bond Index. The Fund's tax-exempt distributions over the prior 12 months produced a dividend yield of 4.29%, compared to the Lipper category average of 3.84%.

o   WHAT WERE THE RELEVANT MARKET CONDITIONS DURING THE PERIOD?

    The rally in tax-exempt bonds, which began in 2009, continued during the six-month reporting period. Prices rose as institutional and retail investors opted for the quality and tax-exempt income of municipal bonds. Yields declined, causing prices -- which always move in the opposite direction of yields -- to climb. The yield on 30-year tax-exempt AAA general obligation bonds fell from 4.17% on April 1, 2010, to 3.69% on September 30, 2010. Market consensus seemed to favor a slow economic recovery with a prolonged period of low interest rates.

    Refer to pages 12 and 13 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA VIRGINIA BOND FUND

================================================================================

    Short-term rates remained anchored at record lows. The Federal Reserve (the Fed) held the federal funds target rate in a range between zero and 0.25% throughout the reporting period.

    Fueling the rally in municipal bonds was an imbalance between supply and demand. Many state and local governments have taken advantage of a provision in the federal government's stimulus package to issue "Build America Bonds," taxable bonds for which they can receive a 35% subsidy on interest payments. This reduced tax-exempt supply, particularly in the longer-term maturities.

    The ratio between 30-year municipal yields and those of equivalent U.S. Treasuries increased from 89% at the beginning of the reporting period to 100% on September 30, 2010. Although this ratio is lower than the extraordinary 208% posted at the height of the 2008 financial crisis, municipal securities remained attractive relative to taxable fixed income securities.

    States and municipalities experienced a drop in tax revenues during the recession, putting pressure on their budgets. However, most have the resources and ability to make the difficult political decisions necessary to balance their budgets, and many also benefited from the federal government's stimulus spending. The majority of municipal bond issuers continue to have the ability to service their debt.

o   WHAT ARE THE CONDITIONS IN THE COMMONWEALTH OF VIRGINIA?

    Virginia's history of conservative fiscal management has served it well during the economic recession. Although it has experienced a significant slowdown, the commonwealth has weathered the economic storm better than many other states. Virginia lawmakers have also been proactive in cutting expenses. In addition, tax revenues fell less than expected in 2010, allowing the commonwealth to finish its fiscal year with a small budget surplus. Virginia remains one of a minority of states to be rated AAA by all three credit rating companies. The rating is a reflection of its prudent budgeting policies, as well as its

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

================================================================================

    diverse and substantial economic base, lower-than-average debt ratios, and adequate financial reserves.

o   WHAT WERE YOUR STRATEGIES FOR BUYING AND SELLING?

    We focused on buying bonds with attractive risk and return characteristics, seeking to improve the Fund's long-term dividend yield. In the long run, the portfolio's income distribution contributes the majority of its total return (see page 10). Our income approach tilts the portfolio toward bonds in the BBB and A rated categories. This strategy benefited the Fund during the reporting period as tax-exempt securities with these ratings experienced stronger price appreciation than the municipal market as a whole. Our skilled team of analysts helped us identify attractive investment opportunities. In the aftermath of the financial crisis, as credit risk and uncertainty about bond ratings seem to pervade the tax-exempt market, we continue to do our own credit research.

    As always, we do not invest in bonds that are subject to the federal alternative minimum tax, also known as the "AMT," for individuals.

o   WHAT IS THE OUTLOOK?

    We believe the Fed will hold short-term rates exceptionally low until a recovery is fully underway. As long as inflation remains muted, Fed governors have little incentive to raise short-term rates, and we don't expect an increase until at least the end of 2011. In fact, the Fed has implied it would provide additional stimulus if economic conditions weaken.

    The supply of long-term tax-exempt bonds could remain tight as the federal government seeks to continue the Build America Bonds program beyond 2010. Although municipal budgets will remain under pressure, we do not anticipate a material increase in defaults. During the reporting period, two of the major credit services, Moody's Investors Service and Fitch Ratings Ltd., upgraded tens of

================================================================================

6  | USAA VIRGINIA BOND FUND

================================================================================

    thousands of municipal ratings as they placed municipal, corporate, and sovereign credit ratings on an equal footing. As a result, the Fund's average credit rating increased. We consider this change an acknowledgment that municipalities have a much better debt payment record than corporate bond issuers.

    Looking ahead, we see limited potential for additional price appreciation. Shareholders should expect the majority of their return to come from the income provided by the Fund. Furthermore, because of their tax-free yields and strong credit quality, tax-exempt bonds should continue to be attractive. Their appeal may increase if tax rates increase as we expect.

    Thank you for the continued confidence you have placed in us. Rest assured that we will continue working hard to help maximize your Fund's after-tax total return without adding undue risk.

    SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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                                           MANAGER'S COMMENTARY ON THE FUND |  7

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FUND RECOGNITION

USAA VIRGINIA BOND FUND SHARES
--------------------------------------------------------------------------------

                             LIPPER LEADER (OVERALL)

                                       [5]
                                     EXPENSE

The Fund Shares are listed as a Lipper Leader for Expense of 279 funds within the Lipper Virginia Municipal Debt Funds category for the overall period ended September 30, 2010. The Fund Shares received a Lipper Leader rating for Expense among 266 and 246 funds for the five- and 10-year periods, respectively. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2010.

--------------------------------------------------------------------------------

Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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8  | USAA VIRGINIA BOND FUND

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INVESTMENT OVERVIEW

USAA VIRGINIA BOND FUND SHARES (Ticker Symbol: USVAX)

--------------------------------------------------------------------------------
                                              9/30/10                3/31/10
--------------------------------------------------------------------------------
Net Assets                                $607.3 Million         $573.8 Million
Net Asset Value Per Share                     $11.20                 $10.96

LAST 12 MONTHS
Tax-Exempt Dividends Per Share                $0.481                 $0.500
Dollar-Weighted Average
Portfolio Maturity(+)                       16.6 Years             14.9 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/10
--------------------------------------------------------------------------------
      3/31/10 to 9/30/10         1 Year         5 Years            10 Years
            4.36%*                5.88%          3.90%              5.02%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD**                                           EXPENSE RATIO***
--------------------------------------------------------------------------------
   As of 9/30/10
       3.45%                                                         0.49%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2010

--------------------------------------------------------------------------------
                 TOTAL RETURN    =    DIVIDEND RETURN       +      PRICE CHANGE
--------------------------------------------------------------------------------
10 Years             5.02%       =         4.63%            +           0.39%
5 Years              3.90%       =         4.55%            +          (0.65)%
1 Year               5.88%       =         4.52%            +           1.36%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2001-SEPTEMBER 30, 2010

    [CHART OF ANNUAL TOTAL RETURN DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                  TOTAL RETURN       DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/01               9.69%               5.45%                   4.24%
9/30/02               9.03                4.96                    4.07
9/30/03               3.95                4.46                   -0.51
9/30/04               4.48                4.39                    0.09
9/30/05               3.77                4.28                   -0.51
9/30/06               4.10                4.36                   -0.26
9/30/07               1.58                4.21                   -2.63
9/30/08              -3.49                4.31                   -7.80
9/30/09              12.03                5.37                    6.66
9/30/10               5.88                4.52                    1.36

                                 [END CHART]

    NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA VIRGINIA BOND FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' dividend return for the periods ended 9/30/10, and assuming Virginia state tax
rates of:                              5.75%       5.75%       5.75%       5.75%
and assuming marginal federal tax
rates of:                             25.00%      28.00%      33.00%      35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD        DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years          4.63%                6.55%       6.82%       7.33%       7.56%
5 Years           4.55%                6.43%       6.70%       7.20%       7.42%
1 Year            4.52%                6.40%       6.66%       7.16%       7.38%

To match the Fund Shares' closing 30-day SEC Yield of 3.45% on 9/30/10:
A FULLY TAXABLE INVESTMENT MUST PAY:   4.88%       5.08%       5.46%       5.63%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

           BARCLAYS CAPITAL MUNICIPAL    USAA VIRGINIA BOND    LIPPER VIRGINIA MUNICIPAL
                   BOND INDEX                FUND SHARES            DEBT FUNDS INDEX
09/30/00           $10,000.00                $10,000.00               $10,000.00
10/31/00            10,109.12                 10,092.80                10,093.51
11/30/00            10,185.60                 10,184.58                10,156.37
12/31/00            10,437.26                 10,478.05                10,412.66
01/31/01            10,540.68                 10,516.85                10,478.99
02/28/01            10,574.10                 10,590.52                10,541.32
03/31/01            10,668.87                 10,681.31                10,630.74
04/30/01            10,553.26                 10,519.97                10,500.73
05/31/01            10,666.90                 10,631.09                10,614.78
06/30/01            10,738.27                 10,731.74                10,694.68
07/31/01            10,897.33                 10,912.77                10,842.77
08/31/01            11,076.83                 11,091.77                11,015.56
09/30/01            11,039.67                 10,968.52                10,929.34
10/31/01            11,171.21                 11,102.41                11,057.44
11/30/01            11,077.03                 11,022.58                10,966.33
12/31/01            10,972.24                 10,928.09                10,867.57
01/31/02            11,162.56                 11,077.77                11,016.04
02/28/02            11,297.04                 11,229.66                11,152.89
03/31/02            11,075.65                 11,005.66                10,950.58
04/30/02            11,292.12                 11,208.35                11,127.58
05/31/02            11,360.74                 11,274.81                11,195.77
06/30/02            11,480.87                 11,375.64                11,286.75
07/31/02            11,628.52                 11,519.94                11,430.54
08/31/02            11,768.31                 11,667.58                11,538.38
09/30/02            12,026.07                 11,961.73                11,783.75
10/31/02            11,826.71                 11,700.25                11,545.38
11/30/02            11,777.55                 11,643.07                11,494.20
12/31/02            12,026.07                 11,941.91                11,752.89
01/31/03            11,995.59                 11,863.84                11,681.98
02/28/03            12,163.30                 12,114.11                11,870.88
03/31/03            12,170.58                 12,113.95                11,867.85
04/30/03            12,250.99                 12,261.80                11,977.82
05/31/03            12,537.85                 12,547.62                12,250.55
06/30/03            12,484.56                 12,412.83                12,181.74
07/31/03            12,047.70                 11,921.85                11,758.16
08/31/03            12,137.55                 12,062.99                11,851.03
09/30/03            12,494.39                 12,434.80                12,164.65
10/31/03            12,431.48                 12,354.84                12,115.13
11/30/03            12,561.05                 12,524.52                12,253.20
12/31/03            12,665.05                 12,624.24                12,346.79
01/31/04            12,737.60                 12,647.63                12,401.36
02/29/04            12,929.30                 12,885.14                12,596.63
03/31/04            12,884.27                 12,832.50                12,526.53
04/30/04            12,579.13                 12,512.08                12,244.21
05/31/04            12,533.52                 12,456.46                12,210.34
06/30/04            12,579.13                 12,502.40                12,248.65
07/31/04            12,744.68                 12,681.14                12,398.94
08/31/04            13,000.08                 12,923.67                12,623.89
09/30/04            13,069.09                 12,992.11                12,686.52
10/31/04            13,181.55                 13,127.19                12,790.88
11/30/04            13,072.82                 13,028.94                12,679.00
12/31/04            13,232.47                 13,189.47                12,842.89
01/31/05            13,356.14                 13,310.65                12,966.64
02/28/05            13,311.70                 13,245.05                12,917.19
03/31/05            13,227.75                 13,133.01                12,832.00
04/30/05            13,436.35                 13,351.50                13,023.29
05/31/05            13,531.32                 13,442.36                13,121.84
06/30/05            13,615.27                 13,523.76                13,196.96
07/31/05            13,553.73                 13,456.15                13,135.69
08/31/05            13,690.57                 13,572.15                13,255.87
09/30/05            13,598.36                 13,484.82                13,172.15
10/31/05            13,515.79                 13,401.99                13,095.39
11/30/05            13,580.67                 13,449.90                13,145.50
12/31/05            13,697.45                 13,582.32                13,253.71
01/31/06            13,734.42                 13,592.12                13,275.92
02/28/06            13,826.63                 13,699.52                13,362.49
03/31/06            13,731.27                 13,610.50                13,275.86
04/30/06            13,726.55                 13,585.23                13,267.56
05/31/06            13,787.70                 13,634.18                13,324.98
06/30/06            13,735.79                 13,579.71                13,265.31
07/31/06            13,899.17                 13,733.02                13,411.53
08/31/06            14,105.42                 13,949.82                13,601.31
09/30/06            14,203.53                 14,036.73                13,683.98
10/31/06            14,292.59                 14,132.50                13,767.30
11/30/06            14,411.74                 14,266.98                13,877.96
12/31/06            14,360.82                 14,190.25                13,820.68
01/31/07            14,324.05                 14,162.52                13,796.28
02/28/07            14,512.79                 14,347.84                13,961.34
03/31/07            14,477.01                 14,287.60                13,916.89
04/30/07            14,519.87                 14,348.04                13,967.04
05/31/07            14,455.58                 14,261.43                13,904.49
06/30/07            14,380.67                 14,164.02                13,822.17
07/31/07            14,492.15                 14,226.07                13,903.62
08/31/07            14,429.63                 14,007.19                13,750.55
09/30/07            14,643.15                 14,257.30                13,958.33
10/31/07            14,708.42                 14,323.19                14,011.28
11/30/07            14,802.21                 14,379.15                14,052.26
12/31/07            14,843.30                 14,343.30                14,035.17
01/31/08            15,030.47                 14,523.26                14,187.57
02/29/08            14,342.33                 13,757.43                13,509.97
03/31/08            14,752.27                 14,118.58                13,862.58
04/30/08            14,924.89                 14,342.54                14,056.64
05/31/08            15,015.13                 14,503.58                14,176.41
06/30/08            14,845.66                 14,373.17                14,010.74
07/31/08            14,902.08                 14,338.23                14,006.58
08/31/08            15,076.48                 14,459.99                14,121.02
09/30/08            14,369.46                 13,759.83                13,527.10
10/31/08            14,222.79                 13,394.98                13,201.99
11/30/08            14,268.01                 13,340.98                13,102.19
12/31/08            14,476.03                 13,279.30                13,134.92
01/31/09            15,005.89                 13,754.29                13,720.85
02/28/09            15,084.73                 13,920.21                13,852.10
03/31/09            15,087.49                 13,935.78                13,854.96
04/30/09            15,388.89                 14,225.53                14,190.47
05/31/09            15,551.68                 14,433.72                14,413.38
06/30/09            15,406.00                 14,367.76                14,321.86
07/31/09            15,663.75                 14,540.22                14,506.76
08/31/09            15,931.53                 14,843.76                14,779.79
09/30/09            16,503.28                 15,415.89                15,313.03
10/31/09            16,156.85                 15,210.72                15,096.15
11/30/09            16,290.35                 15,280.64                15,112.87
12/31/09            16,345.40                 15,400.33                15,222.76
01/31/10            16,430.53                 15,495.05                15,278.34
02/28/10            16,589.79                 15,624.84                15,412.01
03/31/10            16,550.07                 15,640.03                15,406.46
04/30/10            16,751.20                 15,773.05                15,564.87
05/31/10            16,876.84                 15,840.61                15,632.27
06/30/10            16,886.87                 15,824.43                15,593.58
07/31/10            17,097.44                 15,955.07                15,755.23
08/31/10            17,488.89                 16,268.00                16,080.07
09/30/10            17,461.56                 16,322.27                16,110.90

                                   [END CHART]

                      Data from 09/30/00 through 09/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds within the Lipper Virginia Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA VIRGINIA BOND FUND

================================================================================

                   o 12-MONTH DIVIDEND YIELD COMPARISON o

               [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                     USAA VIRGINIA BOND          LIPPER VIRGINIA MUNICIPAL
                         FUND SHARES                 DEBT FUNDS AVERAGE
09/30/01                    5.07%                          4.49%
09/30/02                    4.49                           4.11
09/30/03                    4.36                           3.92
09/30/04                    4.28                           3.84
09/30/05                    4.25                           3.80
09/30/06                    4.25                           3.69
09/30/07                    4.34                           3.74
09/30/08                    4.87                           4.18
09/30/09                    4.61                           3.89
09/30/10                    4.29                           3.84

                                [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/01 to 9/30/10.

The Lipper Virginia Municipal Debt Funds Average is an average performance level of all Virginia municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA VIRGINIA BOND FUND ADVISER SHARES (Ticker Symbol: UVABX)

--------------------------------------------------------------------------------
                                                                       9/30/10
--------------------------------------------------------------------------------

Net Assets                                                           $5 Million
Net Asset Value Per Share                                              $11.20


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/10
--------------------------------------------------------------------------------
                             Since Inception 8/1/10

                                     2.23%*


--------------------------------------------------------------------------------
  30-DAY SEC YIELD**                                           EXPENSE RATIO***
--------------------------------------------------------------------------------
    As of 9/30/10

        3.02%                                                        0.71%


*Total returns for less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO IS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.90%, OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2011. IF THE TOTAL ANNUAL OPERATING EXPENSE RATIO OF THE ADVISER SHARES IS LOWER THAN 0.90%, THE FUND'S ADVISER SHARES WILL OPERATE AT THE LOWER EXPENSE RATIO. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

14  | USAA VIRGINIA BOND FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 3.02% on 9/30/10, and assuming Virginia state tax
rates of:                                 5.75%      5.75%     5.75%      5.75%
and assuming marginal federal tax
rates of:                                25.00%     28.00%    33.00%     35.00%
A FULLY TAXABLE INVESTMENT MUST PAY:      4.27%      4.45%     4.78%      4.93%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

             LIPPER VIRGINIA MUNICIPAL     USAA VIRGINIA BOND      BARCLAYS CAPITAL MUNICIPAL
                  DEBT FUNDS INDEX         FUND ADVISER SHARES            BOND INDEX
07/31/10            $10,000.00                  $10,000.00                 $10,000.00
08/31/10             10,206.18                   10,192.19                  10,228.95
09/30/10             10,225.75                   10,222.70                  10,212.97

                                   [END CHART]

                       Data from 7/31/10 through 9/30/10.*

                     See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Virginia Bond Adviser Shares to the benchmarks.

*The performance of the Barclays Capital Municipal Bond Index and the Lipper Virginia Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

16  | USAA VIRGINIA BOND FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Hospital ..............................................................  22.9%
Appropriated Debt .....................................................  15.0%
Education .............................................................  10.4%
Special Assessment/Tax/Fee ............................................   9.9%
Nursing/CCRC ..........................................................   6.3%
Escrowed Bonds ........................................................   5.6%
General Obligation ....................................................   5.2%
Water/Sewer Utility ...................................................   5.1%
Airport/Port ..........................................................   4.7%
Real Estate Tax/Fee ...................................................   2.9%

You will find a complete list of securities that the Fund owns on pages 21-24.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                          20%
AA                                                                           27%
A                                                                            22%
BBB                                                                          15%
SECURITIES WTH SHORT-TERM INVESTMENT-GRADE RATINGS                           10%
UNRATED                                                                       6%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated", but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart.

      Percentages are of the total market value of the Fund's investments.

================================================================================

18  | USAA VIRGINIA BOND FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

o   CATEGORIES AND DEFINITIONS

    FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

    VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

    CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

    (INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., National Public Finance Guarantee Corp, or Radian Asset Assurance, Inc. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

    (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local or Bank of America, N.A.

    (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    EDA    Economic Development Authority

    IDA    Industrial Development Authority/Agency

    PRE    Prerefunded to a date prior to maturity

================================================================================

20  | USAA VIRGINIA BOND FUND

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                         COUPON       FINAL           VALUE
(000)       SECURITY                                            RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------
            FIXED-RATE INSTRUMENTS (90.1%)
            VIRGINIA (81.8%)
$   3,305   Abingdon Town IDA                                   5.25%      7/01/2016    $   3,311
    1,360   Abingdon Town IDA                                   5.38       7/01/2028        1,360
    2,500   Albemarle County IDA                                5.00       1/01/2031        2,337
    5,755   Alexandria IDA (INS)(PRE)                           5.90      10/01/2020        5,813
   12,480   Alexandria IDA (INS)(PRE)(a)                        5.90      10/01/2030       12,607
    1,000   Alexandria IDA                                      4.75       1/01/2036        1,029
    1,000   Amherst IDA                                         5.00       9/01/2026        1,030
    2,000   Amherst IDA                                         4.75       9/01/2030        2,008
   15,000   Arlington County IDA                                5.00       7/01/2031       15,853
    5,310   Bedford County EDA (INS)                            5.25       5/01/2031        5,609
    8,065   Biotechnology Research Park Auth. (PRE)             5.00       9/01/2021        8,415
    2,615   Capital Region Airport Commission (INS)             5.00       7/01/2031        2,801
    6,530   College Building Auth.                              5.00       9/01/2020        6,551
    5,000   College Building Auth.                              5.00       6/01/2029        4,835
   11,710   College Building Auth.                              5.00       6/01/2036       10,833
    3,290   College Building Auth. (PRE)                        5.00       6/01/2036        3,933
    5,400   Commonwealth Housing Dev. Auth.                     4.60       4/01/2028        5,481
    4,005   Commonwealth Port Auth.                             5.00       7/01/2030        4,292
    3,715   Dinwiddie County IDA (INS)                          5.00       2/15/2034        3,763
   11,145   Fairfax (INS)                                       4.75       1/15/2035       11,621
    1,255   Fairfax                                             4.75       1/15/2036        1,309
    7,100   Fairfax County EDA                                  5.00      10/01/2027        7,285
   12,700   Fairfax County EDA (INS)(a)                         5.00       4/01/2029       13,398
    7,980   Fairfax County EDA                                  5.00       1/15/2030        8,467
    6,150   Fairfax County EDA                                  5.00       4/01/2032        6,433
    5,750   Fairfax County EDA                                  4.88      10/01/2036        5,125
    7,500   Fairfax County EDA                                  5.13      10/01/2037        7,533
    1,000   Fairfax County IDA                                  5.25       5/15/2026        1,120
    2,000   Fairfax County Redevelopment and Housing Auth.      6.00      12/15/2028        2,002
    5,770   Farms of New Kent Community Dev. Auth.              5.45       3/01/2036        4,430
   12,275   Fauquier County IDA (INS)                           5.25      10/01/2025       12,647
    1,000   Fauquier County IDA                                 5.00      10/01/2027        1,019
    8,825   Fauquier County IDA                                 5.25      10/01/2037        9,017
    6,195   Frederick County IDA (INS)                          4.75       6/15/2036        6,342
    2,500   Fredericksburg City EDA                             5.25       6/15/2023        2,823
    7,500   Front Royal & Warren County IDA (INS)(a)            5.00       4/01/2029        7,804
    9,030   Hampton (INS)                                       5.25       1/15/2023        9,625

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                         COUPON       FINAL           VALUE
(000)       SECURITY                                            RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   9,000   Hampton Roads Sanitation District                   5.00%      4/01/2033    $   9,831
   12,185   Hanover County IDA (INS)                            6.38       8/15/2018       13,765
   10,000   Harrisonburg IDA (INS)                              4.50       8/15/2039        8,973
   10,000   Henrico County                                      5.00       5/01/2036       10,658
    3,200   Henrico County EDA                                  5.00      10/01/2027        3,243
    9,350   Henrico County EDA                                  5.60      11/15/2030        9,539
      400   Henrico County EDA (PRE)                            5.60      11/15/2030          443
    5,170   Henrico County EDA                                  5.00      10/01/2035        5,126
    4,105   Housing Dev. Auth.                                  4.50       1/01/2039        4,059
    1,000   King George County IDA (INS)                        5.00       3/01/2032        1,031
    5,000   Lewistown Commerce Center Community
             Dev. Auth.(b)                                      5.75       3/01/2017        3,700
    5,000   Lexington IDA                                       5.00      12/01/2036        5,407
    5,000   Marquis Community Dev. Auth.,
             acquired 11/16/2007; cost $5,000(c),(d)            5.63       9/01/2018        4,051
    5,000   Montgomery County EDA                               5.00       6/01/2035        5,467
    2,440   Montgomery County IDA (INS)(PRE)                    5.50       1/15/2022        2,502
    5,500   Montgomery County IDA                               5.00       2/01/2029        5,961
    5,245   Newport News EDA                                    5.00       7/01/2031        5,636
    1,850   Norfolk Redevelopment and Housing Auth.             5.50      11/01/2019        1,894
    5,000   Peninsula Town Center Community Dev. Auth.          6.45       9/01/2037        5,008
    2,815   Powhatan County EDA (INS)                           5.00       3/15/2032        2,944
    1,620   Prince William County (INS)                         5.00       9/01/2024        1,765
    1,210   Prince William County IDA                           5.50      10/01/2017        1,289
    1,695   Prince William County IDA                           5.00      10/01/2018        1,797
    1,350   Prince William County IDA                           5.50      10/01/2019        1,425
    3,370   Prince William County IDA                           4.88       1/01/2020        2,173
    3,985   Prince William County IDA                           5.38      10/01/2023        4,179
    8,000   Prince William County IDA                           5.13       1/01/2026        5,003
    7,500   Prince William County IDA                           5.50      10/01/2033        7,674
    5,310   Rappahannock Regional Jail Auth. (INS)              4.75      12/01/2031        5,479
    6,280   Rappahannock Regional Jail Auth. (INS)              4.50      12/01/2036        6,429
    1,790   Resources Auth. (PRE)                               5.63      10/01/2022        1,790
    3,945   Resources Auth.                                     4.75      11/01/2035        4,101
    2,000   Resources Auth.                                     4.38      11/01/2036        2,029
    2,150   Reynolds Crossing Community Dev. Auth.              5.10       3/01/2021        2,096
    2,500   Richmond (INS)                                      4.50       1/15/2033        2,584
    2,000   Richmond                                            5.00       1/15/2035        2,171
    5,120   Roanoke County EDA (INS)                            5.00      10/15/2027        5,667
    2,850   Roanoke County EDA (INS)                            5.00      10/15/2032        3,059
    4,285   Roanoke County EDA (INS)                            5.13      10/15/2037        4,585
    7,000   Roanoke County IDA (INS)(e)                         5.00       7/01/2038        7,248

================================================================================

22  | USAA VIRGINIA BOND FUND

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                         COUPON       FINAL           VALUE
(000)       SECURITY                                            RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------
$   1,500   Small Business Financing Auth.                      5.25%      9/01/2027    $   1,523
   15,000   Small Business Financing Auth.                      5.25       9/01/2037       14,914
   11,945   Small Business Financing Auth.                      5.00      11/01/2040       12,673
    6,345   Spotsylvania County EDA (INS)                       5.00       2/01/2031        6,614
    7,400   Stafford County and City of Stauton IDA (INS)       5.25       8/01/2031        7,798
   16,155   Stafford County and City of Stauton IDA (INS)       5.25       8/01/2036       16,820
   10,000   Tobacco Settlement Financing Corp.                  5.00       6/01/2047        6,818
   10,850   Univ. of Virginia                                   5.00       6/01/2027       11,392
    1,000   Virginia Beach Dev. Auth.                           6.15       7/01/2027          951
    4,480   Virginia Housing Dev. Auth.                         4.60       9/01/2040        4,521
    3,000   Virginia Port Auth.                                 5.00       7/01/2030        3,245
    2,000   Virginia Port Auth.                                 5.00       7/01/2040        2,124
    1,435   Virginia Resources Auth.                            5.00      11/01/2040        1,574
    5,000   Watkins Centre Community Dev. Auth.                 5.40       3/01/2020        4,989
    3,000   Winchester IDA                                      5.63       1/01/2044        3,156
                                                                                        ---------
                                                                                          500,754
                                                                                        ---------
            DISTRICT OF COLUMBIA (4.8%)
    2,825   Metropolitan Airports Auth.                         5.00      10/01/2029        3,073
   12,465   Metropolitan Airports Auth.                         5.00      10/01/2030       13,426
   11,230   Metropolitan Airports Auth.                         5.00      10/01/2039       11,839
    1,000   Metropolitan Area Transit Auth.                     5.13       7/01/2032        1,094
                                                                                        ---------
                                                                                           29,432
                                                                                        ---------
            PUERTO RICO (3.5%)
    6,180   Commonwealth (PRE)                                  5.25       7/01/2032        7,504
    2,000   Electric Power Auth.                                5.25       7/01/2028        2,162
   11,000   Sales Tax Financing Corp.                           5.50       8/01/2040       11,784
                                                                                        ---------
                                                                                           21,450
                                                                                        ---------
            Total Fixed-Rate Instruments (cost: $545,116)                                 551,636
                                                                                        ---------

            VARIABLE-RATE DEMAND NOTES (9.6%)
            VIRGINIA (5.2%)
    1,495   Albemarle County IDA (LOC - SunTrust Bank)          0.62       6/01/2037        1,495
    8,000   Fairfax County EDA (LOC - SunTrust Bank)            0.62       6/01/2037        8,000
    4,200   Norfolk Redevelopment and Housing Auth.
             (LOC - Bank of America, N.A.)                      0.32       8/01/2033        4,200
    8,475   Russell County IDA (LOC - U.S. Bank, N.A.)          0.35       7/01/2038        8,475
   10,000   Small Business Financing Auth. (LIQ)                0.50       7/01/2042       10,000
                                                                                        ---------
                                                                                           32,170
                                                                                        ---------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                  MARKET
AMOUNT                                                         COUPON       FINAL           VALUE
(000)       SECURITY                                            RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------
            PUERTO RICO (4.4%)
$  13,200   Commonwealth (LIQ)(LOC - Bank of
             America, N.A.)(c)                                  0.40%     7/01/2011     $  13,200
    8,850   Commonwealth (LIQ)(LOC - Dexia
             Credit Local)(c)                                   0.46      7/01/2041         8,850
    4,892   Sales Tax Financing Corp. (LIQ)
             (LOC - Dexia Credit Local)(c)                      0.49      8/01/2042         4,892
                                                                                        ---------
                                                                                           26,942
                                                                                        ---------
            Total Variable-Rate Demand Notes (cost: $59,112)                               59,112
                                                                                        ---------
            TOTAL INVESTMENTS (COST: $604,228)                                          $ 610,748
                                                                                        =========

-------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
-------------------------------------------------------------------------------------------------
                                      (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                   QUOTED PRICE   OTHER SIGNIFICANT    SIGNIFICANT
                              IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                     FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
-------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                       $-            $547,936         $3,700       $551,636
Variable-Rate Demand Notes                    -              59,112              -         59,112
-------------------------------------------------------------------------------------------------
Total                                        $-            $607,048         $3,700       $610,748
-------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                         FIXED-RATE INSTRUMENTS
-------------------------------------------------------------------------------
Balance as of March 31, 2010                                             $    -
Net realized gain (loss)                                                      -
Change in net unrealized appreciation/depreciation                         (877)
Net purchases (sales)                                                         -
Transfers in and/or out of Level 3                                        4,577
-------------------------------------------------------------------------------
Balance as of September 30, 2010                                         $3,700
-------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers of securities between levels 1 and 2. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

Fixed-rate instruments with a value of $3,700,000 were transferred from Level 2 to Level 3 due to market quotations from the pricing services not being determinative of fair value.

================================================================================

24  | USAA VIRGINIA BOND FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) At September 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (b) Security was fair valued at September 30, 2010, by USAA Investment Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

    (c) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

   (d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  25

================================================================================

         market value of these securities at September 30, 2010, was $4,051,000, which represented 0.7% of the Fund's net assets.

    (e) At September 30, 2010, the aggregate market value of securities purchased on a delayed-delivery basis was $7,248,000.

See accompanying notes to financial statements.

================================================================================

26  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $604,228)           $610,748
   Cash                                                                         295
   Receivables:
      Capital shares sold                                                       483
      Interest                                                                8,619
      Other                                                                      75
                                                                           --------
          Total assets                                                      620,220
                                                                           --------
LIABILITIES
   Payables:
      Securities purchased                                                    7,173
      Capital shares redeemed                                                   131
      Dividends on capital shares                                               418
   Accrued management fees                                                      141
   Accrued transfer agent's fees                                                  2
   Other accrued expenses and payables                                           25
                                                                           --------
           Total liabilities                                                  7,890
                                                                           --------
              Net assets applicable to capital shares outstanding          $612,330
                                                                           ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                         $604,913
   Overdistribution of net investment income                                     (2)
   Accumulated net realized gain on investments                                 899
   Net unrealized appreciation of investments                                 6,520
                                                                           --------
              Net assets applicable to capital shares outstanding          $612,330
                                                                           ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $607,315/54,227 shares outstanding)       $  11.20
                                                                           ========
      Adviser Shares (net assets of $5,015/448 shares outstanding)         $  11.20
                                                                           ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  27

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Interest income                                                       $13,892
                                                                         -------
EXPENSES
   Management fees                                                           832
   Administration and servicing fees:
      Fund Shares                                                            442
      Adviser Shares*                                                          1
   Transfer agent's fees:
      Fund Shares                                                             95
   Distribution and service fees (Note 6E):
      Adviser Shares*                                                          1
   Custody and accounting fees:
      Fund Shares                                                             34
   Postage:
      Fund Shares                                                              5
   Shareholder reporting fees:
      Fund Shares                                                              8
   Trustees' fees                                                              5
   Professional fees                                                          35
   Other                                                                       9
                                                                         -------
      Total expenses                                                       1,467
                                                                         -------
NET INVESTMENT INCOME                                                     12,425
                                                                         -------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain                                                       1,706
   Change in net unrealized appreciation/depreciation                     11,148
                                                                         -------
         Net realized and unrealized gain                                 12,854
                                                                         -------
  Increase in net assets resulting from operations                       $25,279
                                                                         =======

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

28  | USAA VIRGINIA BOND FUND

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended
March 31, 2010
--------------------------------------------------------------------------------

                                                                     9/30/2010        3/31/2010
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                            $   12,425       $   25,452
   Net realized gain on investments                                      1,706              237
   Change in net unrealized appreciation/depreciation of
      investments                                                       11,148           36,512
                                                                    ---------------------------
      Increase in net assets resulting from operations                  25,279           62,201
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Fund Shares                                                      (12,395)         (25,435)
      Adviser Shares*                                                      (21)               -
                                                                    ---------------------------
      Distributions to shareholders                                    (12,416)         (25,435)
                                                                    ---------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                          20,627           30,498
   Adviser Shares*                                                       5,000                -
                                                                    ---------------------------
      Total net increase in net assets from capital share
          transactions                                                  25,627           30,498
                                                                    ---------------------------
   Net increase in net assets                                           38,490           67,264
NET ASSETS
   Beginning of period                                                 573,840          506,576
                                                                    ---------------------------
   End of period                                                    $  612,330       $  573,840
                                                                    ===========================
Overdistribution of net investment income:
   End of period                                                    $       (2)      $      (11)
                                                                    ===========================

*Adviser shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  29

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Virginia Bond Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with a high level of current interest income that is exempt from federal and Virginia state income taxes.

The Fund has two classes of shares: Virginia Bond Fund Shares (Fund Shares) and, effective August 1, 2010, Virginia Bond Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

30  | USAA VIRGINIA BOND FUND

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

         Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost and fixed-rate instruments which are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities valued using significant unobservable inputs at the end of the period, market quotations from the pricing services were

================================================================================

32  | USAA VIRGINIA BOND FUND

================================================================================

    not determinative of fair value. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These fair value methods included using unobservable inputs such as the Manager's assumption of the bond issuer's ability to pay interest and principal in a timely manner, current yields, and any other relevant information related to the securities. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities. The Fund concentrates its investments in Virginia tax-exempt securities and, therefore, may be exposed to more credit risk than portfolios with a broader geographical diversification.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

    the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $7,173,000; none of which were when-issued securities.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

================================================================================

34  | USAA VIRGINIA BOND FUND

================================================================================

Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of $1,000, which represents 1.3% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At March 31, 2010, the Fund had capital loss carryovers of $807,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire in 2017. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2010, were $65,976,000 and $83,032,000, respectively.

As of September 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $20,449,000 and $13,929,000, respectively, resulting in net unrealized appreciation of $6,520,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

================================================================================

36  | USAA VIRGINIA BOND FUND

================================================================================

Capital share transactions were as follows, in thousands:

                                          SIX-MONTH
                                         PERIOD ENDED            YEAR ENDED
                                          9/30/2010               3/31/2010
--------------------------------------------------------------------------------
                                       SHARES     AMOUNT      SHARES     AMOUNT
                                       -----------------------------------------
FUND SHARES:
Shares sold                             3,043    $ 33,613     6,276     $ 67,522
Shares issued from reinvested
  dividends                               893       9,886     1,836       19,745
Shares redeemed                        (2,071)    (22,872)   (5,265)     (56,769)
                                       -----------------------------------------
Net increase from capital share
  transactions                          1,865    $ 20,627     2,847     $ 30,498
                                       =========================================
ADVISER SHARES
  (INITIATED ON AUGUST 1, 2010):
Shares sold                               448     $ 5,000         -     $      -
Shares issued from reinvested
  dividends                                 -           -         -            -
Shares redeemed                             -           -         -            -
                                       -----------------------------------------
Net increase from capital share
  transactions                            448     $ 5,000         -     $      -
                                       =========================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly as a percentage of aggregate average net assets of the USAA Virginia Bond and USAA Virginia Money Market funds combined, which on an annual basis is equal to 0.50% of the first $50 million, 0.40% of that portion over $50 million but not over $100 million, and 0.30% of that portion over $100 million. These fees are allocated on a proportional basis to each Fund monthly based upon average net assets. For the six-month period ended September 30, 2010, the Fund's effective annualized base fee was 0.32% of the Fund's average net assets for the same period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Virginia Municipal Debt Funds Index over the performance period. The Lipper Virginia Municipal Debt Funds Index tracks the total return performance of the 10 largest funds in the Lipper Virginia Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 0.20% to 0.50%                    +/- 0.04%
+/- 0.51% to 1.00%                    +/- 0.05%
+/- 1.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Virginia Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

================================================================================

38  | USAA VIRGINIA BOND FUND

================================================================================

    For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $832,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(108,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.04%) and less than (0.01%), respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $442,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $10,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2011, to limit the annual expenses of the Adviser Shares to 0.90% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through August 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2010, the Adviser Shares did not incur any reimbursable expenses.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $95,000 and less than $500, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the period ended September 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $1,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2010, USAA and its affiliates owned 448,000 shares, which represent 100% of the Adviser Shares and 0.8% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

40  | USAA VIRGINIA BOND FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                             SIX-MONTH
                           PERIOD ENDED
                           SEPTEMBER 30,                      YEAR ENDED MARCH 31,
                           -------------------------------------------------------------------------
                               2010         2010         2009         2008         2007         2006
                           -------------------------------------------------------------------------
Net asset value at
  beginning of period      $  10.96     $  10.23     $  10.88     $  11.53     $  11.52     $  11.60
                           -------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income         .23          .50          .51          .50          .49          .50
  Net realized and
    unrealized gain (loss)      .24          .73         (.65)        (.63)         .07         (.08)
                           -------------------------------------------------------------------------
Total from investment
  operations                    .47         1.23         (.14)        (.13)         .56          .42
                           -------------------------------------------------------------------------
Less distributions from:
  Net investment income        (.23)        (.50)        (.51)        (.50)        (.49)        (.50)
  Realized capital gains          -            -            -         (.02)        (.06)           -
                           -------------------------------------------------------------------------
Total distributions            (.23)        (.50)        (.51)        (.52)        (.55)        (.50)
                           -------------------------------------------------------------------------
Net asset value at end
  of period                $  11.20     $  10.96     $  10.23     $  10.88     $  11.53     $  11.52
                           =========================================================================
Total return (%)*              4.36        12.23(a)     (1.29)       (1.17)        4.99         3.61
Net assets at end
  of period (000)          $607,315     $573,840     $506,576     $533,782     $551,994     $533,400
Ratios to average
  net assets:**
  Expenses (%)(b)               .50(c)       .49(a)       .52          .54          .58          .58
  Net investment
    income (%)                 4.21(c)      4.66         4.84         4.42         4.25         4.25
Portfolio turnover (%)           12            3            1           19           40           28

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $587,438,000.
(a) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $11,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than 0.01%. This decrease is excluded from the expense ratios above.
(b) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                               (.00%)(+)    (.00%)(+)    (.00%)(+)    (.01%)       (.01%)       (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(c) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                                       PERIOD ENDED
                                                                                       SEPTEMBER 30,
                                                                                          2010***
                                                                                       -------------
Net asset value at beginning of period                                                    $11.02
                                                                                          ------
Income from investment operations:
  Net investment income                                                                      .07
  Net realized and unrealized gain                                                           .18
                                                                                          ------
Total from investment operations                                                             .25
                                                                                          ------
Less distributions from:
  Net investment income                                                                     (.07)
  Realized capital gains                                                                       -
                                                                                          ------
Total distributions                                                                         (.07)
                                                                                          ------
Net asset value at end of period                                                          $11.20
                                                                                          ======
Total return (%)*                                                                           2.23
Net assets at end of period (000)                                                         $5,015
Ratios to average net assets:**(b)
  Expenses (%)(a)                                                                            .90
  Expenses, excluding reimbursements (%)(a)                                                  .90
  Net investment income (%)                                                                 3.63
Portfolio turnover (%)                                                                        12

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended September 30, 2010, average net assets were $3,449,000. *** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

42  | USAA VIRGINIA BOND FUND

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010, for Fund Shares or the period of August 1, 2010, through September 30, 2010, for Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                          EXPENSES PAID
                                    BEGINNING           ENDING           DURING PERIOD**
                                   ACCOUNT VALUE     ACCOUNT VALUE       APRIL 1, 2010* -
                                  APRIL 1, 2010*   SEPTEMBER 30, 2010   SEPTEMBER 30, 2010
                                  --------------------------------------------------------
FUND SHARES
Actual                               $1,000.00         $1,043.60              $2.56

Hypothetical
 (5% return before expenses)          1,000.00          1,022.56               2.54

ADVISER SHARES*
Actual                                1,000.00          1,022.30               1.47

Hypothetical
 (5% return before expenses)          1,000.00          1,006.63               1.46

* For Adviser Shares the beginning of the period was the initiation date of August 1, 1010.
** Expenses are equal to the annualized expense ratio of 0.50% for Fund Shares and 0.90% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 59 days/365 days for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 4.36% for Fund Shares and 2.23% for Adviser Shares for the period of April 1, 2010, through September 30, 2010, for Fund Shares and August 1, 2010, through September 30, 2010, for Adviser Shares.

================================================================================

44  | USAA VIRGINIA BOND FUND

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)
--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is

================================================================================

                                                        ADVISORY AGREEMENT |  45

================================================================================

given to information concerning Fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's

================================================================================

46  | USAA VIRGINIA BOND FUND

================================================================================

brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the same investment classification/objective as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was above the median of its expense group and its expense universe. The data indicated that the Fund's total expense ratio was

================================================================================

                                                        ADVISORY AGREEMENT |  47

================================================================================

below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the nature and high quality of services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was below the average of its performance universe and above its Lipper index for the one-year period ended December 31, 2009, was above the average of its performance universe and below the average of its Lipper index for the three-year period ended December 31, 2009, and was below the average of its performance universe and its Lipper index for the five-year period ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 40% of its performance universe for the one-year period ended December 31, 2009, and was in the bottom 50% of its performance universe for the three- and five-year periods ended December 31, 2009. The Board took into account management's discussion of the Fund's performance, including its more recent improved performance, and any actions taken with respect to the Fund.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the

================================================================================

48  | USAA VIRGINIA BOND FUND

================================================================================

Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board noted that the Fund has advisory fee breakpoints that allow the Fund to participate in economies of scale and that such economies of scale currently were reflected in the advisory fee. The Board also considered the effect of the Fund's growth and size on its performance and fees, noting that the Fund may realize additional economies of scale if assets increase proportionally more than some expenses. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the Fund's performance is being addressed; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

                                                        ADVISORY AGREEMENT |  49

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
         (8722)                        or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------
>> SAVE PAPER AND FUND COSTS
   At usaa.com click: MY DOCUMENTS
   Set preferences to USAA DOCUMENTS ONLINE.

   [LOGO OF USAA]
        USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

   =============================================================================
   39604-1110                                (C)2010, USAA. All rights reserved.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.